DIREXION SHARES ETF TRUST

Supplement dated December 1, 2021 to the
Statements of Additional Information (“SAI”)
for each series of the Direxion Shares ETF Trust (the “Trust”)

The following table under “Principal Officers of the Trust” for each of the Trust’s SAIs is replaced in its entirety as indicated below.
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 53	Chief Executive Officer	One Year; Since 2021	Chief Executive Officer, Rafferty Asset Management, LLC, since 2021; Managing Director, Rafferty Asset Management, LLC, January 1999- January 2019.	N/A	N/A
Patrick J. Rudnick Age: 48	Principal Executive Officer	One Year; Since 2018	Senior Vice President, Rafferty Asset Management, LLC, since March 2013.	N/A	N/A
Angela Brickl Age: 45	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
Chief Operating
Officer, Rafferty
Asset
Management,
LLC, since May
2021; General
Counsel, Rafferty
Asset
Management LLC,
since October
2010; Chief
Compliance
Officer, Rafferty
Asset
Management,
LLC, since
September 2012.
				N/A	N/A
Corey Noltner Age: 32	Principal Financial Officer	One Year; Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since 2015.	N/A	N/A
(1)
Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.
(2)
The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 78 of the 105 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 12 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.

For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your SAI.